Salaries and payroll taxes - Summary of salaries and payroll taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Provision for bonuses and incentives	$ 12,657	$ 17,599
Salaries and social security contributions	4,898	7,521
Total current salaries and payroll taxes	$ 17,555	$ 25,120